Note N - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	Years ended December 31
	2016	2015		2014

Number of shares issued	24,572		----	14,618

Fair value of stock contributed	$575	$	----	$351

Cash contributed	----		674	300

Total expense	$575		$674	$651